Schedule of investments
Delaware Limited-Term Diversified Income Fund	March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.37%
Fannie Mae Grantor Trust Series 2001-T5 A2 6.972% 6/19/41 •	13,429	$ 13,915
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	4,887,042	4,286,978
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M1 144A 5.31% (SOFR + 0.75%) 10/25/33 #, •	777,137	772,315
Series 2021-HQA1 M1 144A 5.26% (SOFR + 0.70%) 8/25/33 #, •	10,784	10,781
Series 2021-HQA2 M1 144A 5.26% (SOFR + 0.70%) 12/25/33 #, •	471,537	468,763
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	2,381	2,323
Series T-54 2A 6.50% 2/25/43 ♦	489	519
Series T-58 2A 6.50% 9/25/43 ♦	229,664	234,511
Total Agency Collateralized Mortgage Obligations (cost $6,435,821)		5,790,105

Agency Commercial Mortgage-Backed Securities — 1.28%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K729 A2 3.136% 10/25/24 ♦	2,000,000	1,948,964
Series K734 A1 3.139% 6/25/25 ♦	2,005,585	1,964,341

FREMF Mortgage Trust Series 2017-K724 B 144A 3.498% 12/25/49 #, •	1,500,000	1,472,213
Total Agency Commercial Mortgage-Backed Securities (cost $5,713,234)		5,385,518

Agency Mortgage-Backed Securities — 5.89%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	1,071,094	966,314
2.50% 8/1/35	854,300	794,870
2.50% 11/1/35	1,417,081	1,318,513
2.50% 7/1/36	29,125	27,063
4.50% 9/1/37	68,825	68,611
Fannie Mae S.F. 20 yr
2.50% 7/1/41	530,285	473,033
4.00% 9/1/42	103,414	99,869
Fannie Mae S.F. 30 yr
2.00% 12/1/50	79,039	65,651
2.00% 2/1/51	132,373	110,483
NQ-DE [3/23] 5/23 (2908775)    1

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 10/1/50	222,903	$ 195,206
3.00% 11/1/49	129,976	118,790
3.50% 10/1/42	600,356	568,624
3.50% 7/1/47	108,106	103,133
3.50% 2/1/48	164,092	154,743
3.50% 11/1/48	218,376	205,935
3.50% 11/1/49	555,054	520,907
3.50% 3/1/50	26,294	24,836
3.50% 8/1/50	46,810	44,181
3.50% 9/1/50	599,761	566,805
3.50% 6/1/51	475,241	443,045
3.50% 1/1/52	195,739	181,902
4.00% 6/1/48	106,586	103,738
4.00% 10/1/48	726,981	713,699
4.00% 9/1/52	133,163	127,357
4.50% 2/1/44	762,924	764,124
4.50% 4/1/44	941,290	942,577
4.50% 9/1/49	744,748	742,332
4.50% 1/1/50	2,125,424	2,137,480
5.00% 7/1/47	2,983,651	3,047,057
5.00% 5/1/48	252,380	256,509
5.00% 8/1/49	1,097,406	1,117,169
5.00% 6/1/52	204,169	203,693
5.50% 5/1/44	1,978,947	2,049,431
6.00% 6/1/41	225,198	234,154
6.00% 7/1/41	2,057,812	2,150,079
6.00% 1/1/42	138,682	144,880
6.00% 12/1/52	187,042	191,093
Freddie Mac S.F. 15 yr
3.00% 3/1/35	380,041	360,325
3.50% 1/1/29	618,015	602,079

Freddie Mac S.F. 20 yr 3.00% 9/1/40	221,132	206,689
Freddie Mac S.F. 30 yr
3.00% 11/1/46	241,009	221,051
3.00% 8/1/50	154,675	140,969
3.50% 3/1/47	71,714	68,267
4.00% 5/1/46	84,488	82,460
4.00% 4/1/52	201,069	192,303
4.50% 8/1/48	497,746	496,600
4.50% 4/1/49	115,499	115,246
2    NQ-DE [3/23] 5/23 (2908775)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 5/1/49	288,305	$ 287,183
6.00% 5/1/39	15,205	15,992
Total Agency Mortgage-Backed Securities (cost $27,428,125)		24,767,050

Agency Obligation — 0.49%
Federal Home Loan Mortgage 5.82% 3/20/25	2,055,000	2,060,199
Total Agency Obligation (cost $2,055,000)		2,060,199

Collateralized Debt Obligations — 8.62%
Ballyrock CLO Series 2018-1A A1 144A 5.808% (LIBOR03M + 1.00%) 4/20/31 #, •	2,750,000	2,706,443
Benefit Street Partners CLO IX Series 2016-9A AR 144A 5.918% (LIBOR03M + 1.11%) 7/20/31 #, •	500,000	494,763
Canyon Capital CLO Series 2019-2A AR 144A 5.972% (LIBOR03M + 1.18%, Floor 1.18%) 10/15/34 #, •	2,800,000	2,731,296
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 5.914% (LIBOR03M + 1.05%) 5/15/31 #, •	985,636	972,963
CBAM Series 2020-13A A 144A 6.238% (LIBOR03M + 1.43%, Floor 1.43%) 1/20/34 #, •	3,000,000	2,955,486
Cedar Funding IX CLO Series 2018-9A A1 144A 5.788% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	1,500,000	1,483,995
CIFC Funding Series 2013-4A A1RR 144A 5.875% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	2,900,000	2,849,958
Dryden 83 CLO Series 2020-83A A 144A 6.015% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	3,100,000	3,050,298
Galaxy XXI CLO Series 2015-21A AR 144A 5.828% (LIBOR03M + 1.02%) 4/20/31 #, •	1,500,000	1,472,918
NQ-DE [3/23] 5/23 (2908775)    3

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
KKR CLO 32 Series 32A A1 144A 6.112% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	1,700,000	$ 1,686,495
LCM XVIII Series 18A A1R 144A 5.828% (LIBOR03M + 1.02%) 4/20/31 #, •	2,200,000	2,166,914
Octagon Investment Partners 33 Series 2017-1A A1 144A 5.998% (LIBOR03M + 1.19%) 1/20/31 #, •	2,650,000	2,630,530
Octagon Investment Partners 48 Series 2020-3A AR 144A 5.958% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	2,900,000	2,837,554
Sound Point CLO XXI Series 2018-3A A1A 144A 6.002% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	3,200,000	3,138,330
TRESTLES CLO V Series 2021-5A A1 144A 5.978% (LIBOR03M + 1.17%, Floor 1.17%) 10/20/34 #, •	2,500,000	2,431,685
Venture 34 CLO Series 2018-34A A 144A 6.022% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	700,000	689,877
Zais CLO 16 Series 2020-16A A1R 144A 6.228% (LIBOR03M + 1.42%, Floor 1.42%) 10/20/34 #, •	2,000,000	1,960,256
Total Collateralized Debt Obligations (cost $36,698,463)		36,259,761

Corporate Bonds — 53.20%
Banking — 15.40%
Ally Financial 5.75% 11/20/25	771,000	725,947
Banco Bradesco 144A 4.375% 3/18/27 #	200,000	189,428
Banco Continental 144A 2.75% 12/10/25 #	585,000	519,849
Banco de Bogota 144A 4.375% 8/3/27 #	200,000	178,347
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	191,090
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	300,000	273,525
Banco Internacional del Peru 144A 3.25% 10/4/26 #	200,000	182,356
Banco Santander Mexico 144A 5.95% 10/1/28 #, μ	200,000	195,796
Bancolombia 3.00% 1/29/25	215,000	202,457
Bank Leumi Le-Israel 144A 5.125% 7/27/27 #	200,000	196,010
Bank of America
1.843% 2/4/25 μ	3,125,000	3,033,090
3.458% 3/15/25 μ	4,345,000	4,255,219
4.10% 7/24/23	340,000	338,556
4    NQ-DE [3/23] 5/23 (2908775)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
6.204% 11/10/28 μ	75,000	$ 78,471

Bank of China 144A 5.00% 11/13/24 #	200,000	198,633
Bank of New York Mellon 5.802% 10/25/28 μ	800,000	834,154
Barclays 7.385% 11/2/28 μ	245,000	259,907
BBVA Bancomer 144A 1.875% 9/18/25 #	425,000	388,240
CIMB Bank 144A 2.125% 7/20/27 #	200,000	181,841
Citigroup
1.281% 11/3/25 μ	1,960,000	1,832,284
2.014% 1/25/26 μ	1,600,000	1,507,690
4.044% 6/1/24 μ	2,430,000	2,421,942
5.61% 9/29/26 μ	240,000	241,952
Citizens Bank
4.119% 5/23/25 μ	2,065,000	1,950,476
6.064% 10/24/25 μ	750,000	706,244
Credit Agricole
144A 1.907% 6/16/26 #, μ	650,000	597,252
144A 5.301% 7/12/28 #	325,000	329,728

Credit Suisse 7.95% 1/9/25	250,000	254,440
Deutsche Bank 6.72% 1/18/29 μ	395,000	392,558
Emirates NBD Bank 2.625% 2/18/25	200,000	190,406
Fifth Third Bank 5.852% 10/27/25 μ	1,225,000	1,208,309
Goldman Sachs Group
0.925% 10/21/24 μ	3,535,000	3,440,447
1.542% 9/10/27 μ	179,000	157,616
5.612% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,749,110
Huntington National Bank
4.008% 5/16/25 μ	1,160,000	1,111,467
5.65% 1/10/30	290,000	278,126

ICICI Bank 144A 4.00% 3/18/26 #	200,000	193,270
JPMorgan Chase & Co.
4.023% 12/5/24 μ	7,650,000	7,577,571
5.506% (SOFR + 0.885%) 4/22/27 •	955,000	942,686
KeyBank
4.15% 8/8/25	1,140,000	1,078,851
5.85% 11/15/27	180,000	177,150

KeyCorp 3.878% 5/23/25 μ	985,000	949,955
Morgan Stanley
6.138% 10/16/26 μ	4,295,000	4,379,896
6.296% 10/18/28 μ	547,000	575,669

NQ-DE [3/23] 5/23 (2908775)    5

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	$ 178,068
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	200,000	197,989
PNC Financial Services Group 5.671% 10/28/25 μ	440,000	440,546
Popular
6.125% 9/14/23	523,000	515,626
7.25% 3/13/28	280,000	277,267
QNB Finance
2.625% 5/12/25	250,000	238,097
3.50% 3/28/24	380,000	373,867

Shinhan Bank 3.875% 3/24/26	300,000	285,669
State Street
1.684% 11/18/27 μ	660,000	588,794
5.751% 11/4/26 μ	95,000	96,891
5.82% 11/4/28 μ	70,000	73,076

Toronto-Dominion Bank 5.141% (SOFR + 0.355%) 3/4/24 •	3,960,000	3,937,988
Truist Bank 2.636% 9/17/29 μ	2,480,000	2,329,822
US Bancorp
4.653% 2/1/29 μ	239,000	233,799
5.727% 10/21/26 μ	310,000	311,631

US Bank 3.40% 7/24/23	1,630,000	1,619,778
Wells Fargo & Co. 3.908% 4/25/26 μ	3,515,000	3,414,304
		64,781,223
Basic Industry — 1.64%
Avient 144A 5.75% 5/15/25 #	1,540,000	1,525,273
Celanese US Holdings
6.05% 3/15/25	215,000	216,384
6.165% 7/15/27	700,000	704,987

First Quantum Minerals 144A 7.50% 4/1/25 #	1,085,000	1,085,195
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	249,184
Inversiones CMPC 144A 4.75% 9/15/24 #	380,000	374,775
MEGlobal Canada 144A 5.00% 5/18/25 #	200,000	198,218
Nutrien
4.90% 3/27/28	155,000	155,071
5.95% 11/7/25	1,210,000	1,245,119

OCP 144A 4.50% 10/22/25 #	200,000	194,456
Sasol Financing USA 4.375% 9/18/26	200,000	181,014
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	200,000	200,000
Stillwater Mining 144A 4.00% 11/16/26 #	200,000	179,240
6    NQ-DE [3/23] 5/23 (2908775)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Suzano Austria 144A 5.75% 7/14/26 #	200,000	$ 200,340
Vale Overseas 6.25% 8/10/26	200,000	205,340
		6,914,596
Basic Materials — 0.05%
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	195,583
		195,583
Brokerage — 0.14%
SURA Asset Management 144A 4.875% 4/17/24 #	620,000	608,177
		608,177
Capital Goods — 3.18%
Cemex 144A 7.375% 6/5/27 #	200,000	207,080
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	1,960,000	1,961,774
Parker-Hannifin
3.65% 6/15/24	1,950,000	1,921,303
4.25% 9/15/27	1,435,000	1,409,072

Teledyne Technologies 0.95% 4/1/24	5,745,000	5,508,263
TransDigm 144A 8.00% 12/15/25 #	1,232,000	1,255,870
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	196,774
WESCO Distribution 144A 7.125% 6/15/25 #	886,000	901,434
		13,361,570
Communications — 2.70%
AMC Networks 5.00% 4/1/24	610,000	602,344
Charter Communications Operating 4.908% 7/23/25	1,515,000	1,500,492
Clear Channel International 144A 6.625% 8/1/25 #	675,000	657,438
Crown Castle 1.05% 7/15/26	1,750,000	1,543,030
IHS Holding 144A 5.625% 11/29/26 #	200,000	168,960
Sirius XM Radio 144A 3.125% 9/1/26 #	250,000	225,764
Sprint Spectrum 144A 4.738% 9/20/29 #	225,000	223,377
T-Mobile USA 3.75% 4/15/27	510,000	490,575
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	191,930
Verizon Communications 0.75% 3/22/24	3,135,000	3,007,456
Warnermedia Holdings
144A 3.638% 3/15/25 #	2,290,000	2,213,540
6.412% 3/15/26	520,000	522,783
		11,347,689
NQ-DE [3/23] 5/23 (2908775)    7

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 2.15%
Alsea 144A 7.75% 12/14/26 #	200,000	$ 195,541
Aptiv 2.396% 2/18/25	1,320,000	1,258,101
Carnival 144A 7.625% 3/1/26 #	662,000	604,724
Ford Motor Credit
2.30% 2/10/25	200,000	185,644
3.375% 11/13/25	1,635,000	1,534,635

IRB Holding 144A 7.00% 6/15/25 #	177,000	177,712
JD.com 3.875% 4/29/26	430,000	416,851
Kia
144A 1.00% 4/16/24 #	250,000	239,522
144A 2.375% 2/14/25 #	200,000	190,015

MGM Resorts International 5.75% 6/15/25	2,300,000	2,296,613
Prime Security Services Borrower 144A 5.25% 4/15/24 #	1,008,000	998,021
Sands China 4.30% 1/8/26	200,000	187,957
VICI Properties 4.95% 2/15/30	830,000	779,683
		9,065,019
Consumer Non-Cyclical — 4.26%
AbbVie
2.60% 11/21/24	3,625,000	3,499,864
3.75% 11/14/23	340,000	336,758

Amgen 5.15% 3/2/28	2,175,000	2,221,880
Astrazeneca Finance 4.875% 3/3/28	475,000	488,966
Cigna Group 5.685% 3/15/26	830,000	835,412
DP World Crescent 144A 3.908% 5/31/23 #	615,000	613,533
Eli Lilly & Co. 5.00% 2/27/26	365,000	368,392
GE HealthCare Technologies
144A 5.60% 11/15/25 #	250,000	253,164
144A 5.65% 11/15/27 #	250,000	258,548

Gilead Sciences 3.70% 4/1/24	1,615,000	1,596,477
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	173,143
Medtronic Global Holdings SCA 4.25% 3/30/28	755,000	754,076
Mondelez International 1.50% 5/4/25	1,210,000	1,133,080
Royalty Pharma 1.20% 9/2/25	3,690,000	3,347,469
Takeda Pharmaceutical 4.40% 11/26/23	638,000	635,716
Tenet Healthcare 4.875% 1/1/26	1,025,000	1,005,991
Teva Pharmaceutical Finance Netherlands III 4.75% 5/9/27	250,000	233,669
Zoetis 5.40% 11/14/25	145,000	147,525
		17,903,663
8    NQ-DE [3/23] 5/23 (2908775)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric — 6.05%
Avangrid 3.20% 4/15/25	885,000	$ 847,669
CenterPoint Energy 5.373% (SOFR + 0.65%) 5/13/24 •	3,175,000	3,146,424
Colbun 144A 3.95% 10/11/27 #	200,000	187,150
Duke Energy 4.875% 9/16/24 μ, ψ	790,000	760,059
Duke Energy Carolinas 3.95% 11/15/28	855,000	839,295
Enel Finance International 144A 4.25% 6/15/25 #	400,000	391,998
Entergy Louisiana 4.05% 9/1/23	2,030,000	2,017,380
Metropolitan Edison 144A 5.20% 4/1/28 #	1,255,000	1,268,600
National Rural Utilities Cooperative Finance
1.875% 2/7/25	1,720,000	1,632,203
4.45% 3/13/26	750,000	749,198
4.80% 3/15/28	575,000	581,008

NextEra Energy Capital Holdings 6.051% 3/1/25	545,000	554,712
NRG Energy 144A 3.75% 6/15/24 #	2,535,000	2,460,373
Southern California Edison 1.10% 4/1/24	4,155,000	3,996,057
Vistra Operations
144A 3.55% 7/15/24 #	2,825,000	2,728,966
144A 5.125% 5/13/25 #	510,000	497,610

WEC Energy Group 0.80% 3/15/24	2,895,000	2,773,067
		25,431,769
Energy — 3.79%
ConocoPhillips 2.40% 3/7/25	1,360,000	1,306,202
Devon Energy 5.25% 9/15/24	853,000	855,507
Enbridge
0.55% 10/4/23	735,000	715,837
2.50% 2/14/25	1,040,000	996,485

Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	185,750
Energy Transfer 5.55% 2/15/28	1,740,000	1,768,588
KazMunayGas National 144A 4.75% 4/19/27 #	200,000	184,318
MPLX 4.875% 12/1/24	1,955,000	1,943,670
Murphy Oil 5.75% 8/15/25	689,000	682,942
NuStar Logistics 5.75% 10/1/25	1,077,000	1,048,680
Occidental Petroleum 5.50% 12/1/25	1,247,000	1,246,715
ONEOK 7.50% 9/1/23	2,985,000	2,995,659
Pertamina Persero 144A 1.40% 2/9/26 #	200,000	183,101
Petroleos Mexicanos 4.625% 9/21/23	130,000	129,041
QatarEnergy Trading 144A 1.375% 9/12/26 #	200,000	180,801
Saudi Arabian Oil 144A 1.625% 11/24/25 #	405,000	375,581
Southwestern Energy 5.70% 1/23/25	188,000	188,281
Targa Resources Partners 5.00% 1/15/28	810,000	783,975
NQ-DE [3/23] 5/23 (2908775)    9

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	200,000	$ 179,252
		15,950,385
Finance Companies — 3.38%
AerCap Ireland Capital DAC
1.65% 10/29/24	680,000	636,552
3.15% 2/15/24	3,905,000	3,787,766
Air Lease
0.80% 8/18/24	1,755,000	1,637,790
2.875% 1/15/26	875,000	816,452
3.00% 9/15/23	1,225,000	1,209,165
5.85% 12/15/27	245,000	246,508

Aviation Capital Group 144A 1.95% 1/30/26 #	2,940,000	2,617,083
BOC Aviation USA 144A 1.625% 4/29/24 #	200,000	191,927
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	192,165
USAA Capital 144A 1.50% 5/1/23 #	2,900,000	2,891,851
		14,227,259
Industrials — 0.04%
Bidvest Group UK 144A 3.625% 9/23/26 #	200,000	181,684
		181,684
Insurance — 4.73%
Athene Global Funding
144A 1.00% 4/16/24 #	2,535,000	2,389,544
144A 5.459% (SOFR + 0.70%) 5/24/24 #, •	2,055,000	2,023,173
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	2,145,000	2,049,858
144A 5.326% (SOFR + 0.76%) 4/12/24 #, •	1,745,000	1,723,509

Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	765,000	721,342
Equitable Holdings 3.90% 4/20/23	1,355,000	1,353,124
GA Global Funding Trust 144A 1.00% 4/8/24 #	4,115,000	3,923,431
Humana 5.75% 3/1/28	183,000	190,194
Met Tower Global Funding 144A 3.70% 6/13/25 #	2,280,000	2,224,449
UnitedHealth Group 4.25% 1/15/29	2,150,000	2,135,347
USI 144A 6.875% 5/1/25 #	1,194,000	1,177,332
		19,911,303
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(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Natural Gas — 0.40%
ENN Energy Holdings 144A 4.625% 5/17/27 #	250,000	$ 247,470
Sempra Energy 3.30% 4/1/25	1,475,000	1,428,481
		1,675,951
Real Estate Investment Trusts — 0.23%
HAT Holdings I 144A 6.00% 4/15/25 #	821,000	789,601
Trust Fibra UNO 144A 5.25% 1/30/26 #	200,000	189,352
		978,953
Technology — 3.08%
Baidu 1.72% 4/9/26	200,000	180,929
Microchip Technology 4.333% 6/1/23	615,000	612,782
Micron Technology 6.75% 11/1/29	111,000	117,973
NXP 2.70% 5/1/25	100,000	94,959
Oracle 5.80% 11/10/25	1,000,000	1,025,427
Roper Technologies 2.35% 9/15/24	4,345,000	4,184,748
S&P Global 2.45% 3/1/27	945,000	886,863
Sensata Technologies
144A 5.00% 10/1/25 #	1,800,000	1,788,660
144A 5.625% 11/1/24 #	465,000	464,070

SK Hynix 144A 1.50% 1/19/26 #	300,000	266,709
Skyworks Solutions 0.90% 6/1/23	2,885,000	2,860,904
Tencent Holdings 144A 3.28% 4/11/24 #	200,000	196,500
TSMC Arizona 3.875% 4/22/27	200,000	196,558
Workday 3.50% 4/1/27	65,000	62,233
		12,939,315
Transportation — 1.98%
Adani Ports & Special Economic Zone 144A 3.375% 7/24/24 #	235,000	217,728
American Airlines 144A 5.50% 4/20/26 #	228,666	225,314
Canadian Pacific Railway 1.35% 12/2/24	2,295,000	2,163,247
DAE Funding 144A 1.55% 8/1/24 #	200,000	188,207
Delta Air Lines
144A 7.00% 5/1/25 #	2,041,000	2,093,906
7.375% 1/15/26	476,000	495,773

Georgian Railway JSC 4.00% 6/17/28	200,000	172,408
Mileage Plus Holdings 144A 6.50% 6/20/27 #	960,500	958,353
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	189,253
Penske Truck Leasing 144A 4.40% 7/1/27 #	905,000	868,962
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	581,999	583,992
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Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

United Airlines 144A 4.375% 4/15/26 #	175,000	$ 167,629
		8,324,772
Total Corporate Bonds (cost $233,747,407)		223,798,911

Non-Agency Asset-Backed Securities — 12.09%
American Express Credit Account Master Trust Series 2022-3 A 3.75% 8/15/27	4,000,000	3,928,866
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	830,000	807,363
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	3,200,000	3,120,106
Dell Equipment Finance Trust Series 2021-2 A2 144A 0.33% 12/22/26 #	318,602	317,149
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	4,300,000	4,355,629
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	1,168,568	1,156,410
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	180,000	166,041
Series 2022-A B 1.91% 7/15/27	1,665,000	1,545,002

Ford Credit Floorplan Master Owner Trust A Series 2020-1 A1 0.70% 9/15/25	5,330,000	5,217,409
GM Financial Automobile Leasing Trust
Series 2021-1 B 0.54% 2/20/25	270,000	265,611
Series 2021-2 A4 0.41% 5/20/25	2,073,000	2,022,994
Series 2022-1 B 2.23% 2/20/26	2,150,000	2,057,603

GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	1,375,000	1,351,329
Hyundai Auto Lease Securitization Trust
Series 2021-A B 144A 0.61% 10/15/25 #	4,100,000	4,041,763
Series 2023-A A3 144A 5.05% 1/15/26 #	2,000,000	2,002,000

JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	456,293	447,146
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	4,725,000	4,580,160
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	2,426,896	2,382,420
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(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	3,850,000	$ 3,520,944
UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	124,699	123,817
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	3,707,000	3,497,137
Series 2022-2 B 1.83% 7/20/28	1,665,000	1,569,052

Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	469,255	462,542
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	1,950,000	1,911,338
Total Non-Agency Asset-Backed Securities (cost $51,776,596)		50,849,831

Sovereign Bonds — 0.22%Δ
Croatia — 0.05%
Croatia Government International Bond 144A 5.50% 4/4/23 #	200,000	200,000
		200,000
Hong Kong — 0.04%
Airport Authority 144A 1.75% 1/12/27 #	200,000	183,299
		183,299
Philippines — 0.04%
Philippine Government International Bond 3.229% 3/29/27	200,000	190,956
		190,956
Turkey — 0.04%
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #	200,000	182,963
		182,963
Uzbekistan — 0.05%
Republic of Uzbekistan International Bonds 144A 4.75% 2/20/24 #	200,000	197,084
		197,084
Total Sovereign Bonds (cost $1,013,011)		954,302

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Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 15.85%
US Treasury Notes
0.375% 9/15/24	395,000	$ 373,306
3.625% 3/31/28	7,450,000	7,462,805
3.625% 3/31/30	110,000	110,533
3.875% 1/15/26	5,995,000	5,997,576
4.00% 2/15/26	5,545,000	5,568,609
4.25% 10/15/25	31,535,000	31,785,063
4.625% 3/15/26	15,035,000	15,378,574
Total US Treasury Obligations (cost $66,084,681)		66,676,466
	Number of shares
Short-Term Investments — 2.21%
Money Market Mutual Funds — 2.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	2,319,365	2,319,365
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	2,319,365	2,319,365
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	2,319,365	2,319,365
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	2,319,365	2,319,365
Total Short-Term Investments (cost $9,277,460)		9,277,460
Total Value of Securities—101.22% (cost $440,229,798)		425,819,603

Liabilities Net of Receivables and Other Assets—(1.22%)*		(5,124,412)
Net Assets Applicable to 54,254,986 Shares Outstanding—100.00%		$420,695,191
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
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(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $122,153,961, which represents 29.04% of the Fund's net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2023.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
*	Of this amount, $428,670 represents cash collateral posted for futures contracts.
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
278	US Treasury 2 yr Notes	$57,393,969	$56,764,444	6/30/23	$629,525	$—	$39,094
(30)	US Treasury 5 yr Notes	(3,285,235)	(3,217,429)	6/30/23	—	(67,806)	(6,797)
Total Futures Contracts			$53,547,015		$629,525	$(67,806)	$32,297
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the
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Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
ICE – Intercontinental Exchange, Inc.
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year
16    NQ-DE [3/23] 5/23 (2908775)